Average Annual Total Returns - MetLife Russell 2000® Index Portfolio	Apr. 30, 2021
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	19.96%
5 Years	13.25%
10 Years	11.20%
Class A
Average Annual Return:
1 Year	19.62%
5 Years	13.22%
10 Years	11.21%
Class B
Average Annual Return:
1 Year	19.35%
5 Years	12.94%
10 Years	10.94%
Class E
Average Annual Return:
1 Year	19.45%
5 Years	13.05%
10 Years	11.05%
Class G
Average Annual Return:
1 Year	19.26%
5 Years	12.88%
10 Years	10.87%